AMERICAN AADVANTAGE FUNDS
PlanAhead Class

Supplement Dated June 30, 2004 to the Prospectus Dated March 1, 2004

1. The Board of Trustees approved a modification to the investment strategy of the Small Cap Value Fund with regard to the market capitalizations of the companies in which the Fund invests. As such, the following paragraph replaces the first paragraph under Principal Strategies on page 9:

     Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

2. To clarify the Funds' cutoff times for redemption requests, the first paragraph and the table under Redemption Policies on page 42 are hereby replaced with the following:

     Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 388-3344.

                                     Redemption Request Deadline
     Fund                                   (Eastern Time)
     ----                            ---------------------------
     Money Market and
       U.S. Government
       Money Market                           3:00 p.m.*
     Municipal Money Market                  11:45 a.m.*
     All other Funds                          4:00 p.m.**

     * Wire proceeds from requests received by this time are generally transmitted to shareholders on the same day.
     ** Wire proceeds from requests received by this time are generally transmitted to shareholders on the next day the Funds are open for business.

AMERICAN AADVANTAGE FUNDS
Service Class

Supplement Dated June 30, 2004 to the Prospectus Dated March 1, 2004

1. The Board of Trustees approved a modification to the investment strategy of the Small Cap Value Fund with regard to the market capitalizations of the companies in which the Fund invests. As such, the following paragraph replaces the first paragraph under Principal Strategies on page 3:

     Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

2. To clarify the Funds' cutoff time for redemption requests, the first and second paragraphs under Redemption Policies on page 14 are hereby replaced with the following:

     Shares of any Fund may be redeemed by telephone, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 388-3344.

     Wire proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

AMERICAN AADVANTAGE FUNDS
Cash Management Class

Supplement Dated June 30, 2004 to the Prospectus Dated March 1, 2004

To clarify the Funds' cutoff time for redemption requests, the first paragraph under Redemption Policies on page 16 is hereby replaced with the following:

     Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 3:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). Wire proceeds from redemption requests received by this time are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call
     (800) 658-5811.